Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Within 1 year	¥ 23,920	¥ 22,982
Between 1 and 2 years	17,972	19,327
Between 2 and 3 years	17,129	17,098
Between 3 and 4 years	13,838	16,691
Between 4 and 5 years	4,640	8,384
Thereafter	3,381	372
Net Carrying Amount	¥ 80,880	¥ 84,854	¥ 89,005